Share capital and other equity (Details) £ / shares in Units, shares in Thousands, £ in Millions	12 Months Ended
	Dec. 31, 2021 GBP (£) £ / shares shares	Dec. 31, 2020 GBP (£) shares	Dec. 31, 2021 $ / shares	Dec. 31, 2019 GBP (£)
Share capital
Value of shares | £	£ 41,803	£ 43,824		£ 43,556
Ordinary shares
Share capital
Value of shares | £	£ 11,468	£ 12,129		£ 12,094
Number of shares	11,467,982	12,129,165
Par value per share | £ / shares	£ 1
Non-cumulative preference shares of US$0.01
Share capital
Shares redeemed	0	0
Non-cumulative preference shares of 0.01
Share capital
Number of shares	10	10
Par value per share | $ / shares			$ 0.01
Cumulative preference shares of 1
Share capital
Value of shares | £	£ 1	£ 1
Number of shares	483	900
Par value per share | £ / shares	£ 1